RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH [Abstract]
RESTRICTED CASH

4.RESTRICTED CASH

As of December 31, 2011 and 2012, cash of RMB435,770 and RMB437,875 (US$70,284), respectively, was pledged to financial institutions as collateral for the Group's bills payable (Note 15).